Annual Total Returns (Bar Chart) - Financial Services Trust (Financial Services Trust, Series I, Financial Services Trust)	12 Months Ended
May 01, 2011
Financial Services Trust | Series I, Financial Services Trust
Bar Chart Table:
2002	(17.88%)
2003	33.58%
2004	10.38%
2005	9.78%
2006	23.12%
2007	(6.82%)
2008	(44.65%)
2009	41.41%
2010	12.25%